Cover	Oct. 17, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2026
Entity File Number	001-40130
Entity Registrant Name	Brand Engagement Network Inc.
Entity Central Index Key	0001838163
Entity Tax Identification Number	98-1574798
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Delaware Ave
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(307)
Local Phone Number	757-3650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BNAI
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $115.00 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $115.00 per share
Trading Symbol	BNAIW
Security Exchange Name	NASDAQ